Accounting policies - Change in accounting policy narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of contingent liabilities in business combination [line items]
Accumulated loss		£ 100,627	£ 68,633			£ 28,244
Right-of-use assets	£ 326	971
Lease liabilities	316	£ 951
Adjustments relating to prepaid lease payments			28
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.00%
Payments of lease liabilities, classified as financing activities		£ 426
General and administrative expense		(7,607)	(6,297)	£ (6,039)
Finance expense		474	£ 1,325	£ 2,465
Additions to right-of-use assets		£ 1,047
Increase (decrease) due to changes in accounting policy [member]
Disclosure of contingent liabilities in business combination [line items]
Accumulated loss	20					£ (484)
Lease liabilities	316
General and administrative expense	123
Finance expense	£ 50
Rhinopharma Limited
Disclosure of contingent liabilities in business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					£ 484